Note 12 - Trade and Other Receivables	12 Months Ended
Dec. 31, 2018
Statement Line Items [Line Items]
Disclosure of trade and other receivables [text block]	12. TRADE AND OTHER RECEIVABLES Trade and other receivables of the Company are comprised of:
	December 31, 2018	December 31, 2017
Trade receivables	$4,671	$4,038
Other	928	1,340
	$5,599	$5,378